Dividends	12 Months Ended
Dec. 31, 2018
Dividends Abstract [Abstract]
Disclosure Of Dividends Explanatory

34. Dividends

The dividends paid to the shareholders of the Parent Company in 2017 and 2018 were ￦497,969 million (￦1,250 per share), and ￦766,728 million (￦1,920 per share), respectively. The dividend to the shareholders in respect of the year ended December 31, 2018 of ￦1,920 per share, amounting to total dividends of ￦759,736 is to be proposed at the annual general meeting on March 27, 2019. The Group’s financial statements as of December 31, 2018, do not reflect this dividend payable.